INSURANCE LIABILITIES - Separate Account Investments, Hedging Programs and Variable and Interest-Sensitive Live Insurance Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	$ 57,848	$ 56,559
Price Risk Fair Value Hedge Derivative On Balance Sheet [Abstract]
DAC balance written off through accelerated amortization	22
Cumulative decrease in accumulated effect of net unrealized investment gains	41
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	6,878	6,429	$ 5,997
Closing Balance	7,035	6,878	6,429
GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	86,890	84,641
Price Risk Fair Value Hedge Derivative On Balance Sheet [Abstract]
Total account value of hedged variable annuity contracts	51,961
Net amount at risk of hedged variable annuity contracts	7,954
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	2,991	1,725	1,612
Closing Balance	3,165	2,991	1,725
GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	57,848
Price Risk Fair Value Hedge Derivative On Balance Sheet [Abstract]
Total account value of hedged variable annuity contracts	38,559
Net amount at risk of hedged variable annuity contracts	3,285
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	3,887	4,704	4,385
Closing Balance	3,870	3,887	4,704
Loss recognition testing
Price Risk Fair Value Hedge Derivative On Balance Sheet [Abstract]
DAC balance written off through accelerated amortization	224
Equity | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	69,625	66,230
Equity | GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	45,931	43,874
Fixed income | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	2,483	2,686
Fixed income | GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	1,671	1,819
Balanced | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	14,434	15,350
Balanced | GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	10,097	10,696
Other | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	348	375
Other | GMIB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair Value of Assets	149	170
Direct Liabilities For Guarantees
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	1,132	968	789
Other changes in reserves	50	164	179
Closing Balance	1,182	1,132	968
Ceded Liabilities For Guarantees
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	(508)	(524)	(415)
Other changes in reserves	(98)	16	(109)
Closing Balance	(606)	(508)	(524)
Net Liabilities For Guarantees
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Opening Balance	624	444	374
Other changes in reserves	(48)	180	70
Closing Balance	$ 576	$ 624	$ 444